FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:
       or fiscal year ending:   12/31/98 (b)

Is this a transition report?(Y/N):  N

Is this an amendment to a previous filing?(Y/N):  N


1. A.  Registrant Name:   MBL Variable Contract Account-12
   B.  File Number:       811-05849
   C.  Telephone Number:  973/481-8356


2. A.  Street:   520 Broad Street
   B.  City:   Newark    C. State:   NJ        D.  Zip Code:  07102-3111


3. Is this the first filing on this form by Registrant?(Y/N):  N

4. Is this the last filing on this form by Registrant?(Y/N):   N

5. Is Registrant a small business investment company (SBIC)?(Y/N):  N

6. Is Registrant a unit investment trust (UIT)?(Y/N):  Y



UNIT INVESTMENT TRUST

111. A. Depositor Name:  MBL Life Assurance Corporation

     C. City:  Newark    State:    NJ     Zip Code:  07102-3111

112. A. Sponsor Name:    MBL Life Assurance Corporation

     C. City:  Newark    State:    NJ     Zip Code:  07102-3111

113. A. Trustee Name:

     B. City:            State:           Zip Code:

114. A. Principal Underwriter Name:

     B. File Number: 8-

     C. City:            State:           Zip Code:

115. A. Independent Public Accountant Name:   PricewaterhouseCoopers LLP

     B. City;  Florham Park        State: NJ         Zip Code:     07932

116. Family of investment companies information:

     A. Is Registrant part of family of investment companies?(Y/N) N

117. A. Is Registrant a separate account of an insurance company?(Y/N) Y

     B. Variable annuity contracts?(Y/N)  N

     D. Flexible premium variable life contracts?(Y/N)             Y

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933      4

121. State the number of series for which a current prospectus was in
     existence at the end of the period   0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

123. State the total value of the additional units considered in answering
     item 122 ($000's omitted)     $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of   Total Assets   Total Income
                                 Series      ($000's        Distributions
                                 Investing   Omitted)      ($000's omitted)

A.   U. S. Treasury direct issue

B.   U. S. Government agency

C.   State and municipal
     tax-free

D.   Public utility debt

E.   Brokers or dealers debt
     or debt or brokers' or
     dealers' parent

F.   All other corporate
     intermed. & long-term
     debt

G.   All other corporate
     short-term debt

H.   Equity securities of
     brokers or dealers or
     parents of brokers or
     dealers

I.   Investment company equity
     securities

J.   All other equity securities   4           $671           $0

K.   Other securities

L.   Total assets of all
     series of registrant          4           $671           $0

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
     issuer? (Y/N)       N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
     current period?(Y/N)          N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees?(Y/N)        N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)    $4

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-05849

February 24, 1999

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Newark and State of New Jersey on the 24th day of February, 1999.

MBL Life Assurance Corporation
(name of registrant, depositor, or trustee)

Witness: CHRISTINE M. DEMPSEY                   By: ALBERT W. LEIER

         Christine M. Dempsey                   Albert W. Leier
         Director                               Vice President and
         Financial Reporting                    Controller
         (Name and Title)                       (Name and Title of person
                                                signing on behalf of
                                                registrant, depositor or
                                                trustee)